Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Accounts receivable from employees, Current	$ 11,808,014	$ 13,256,252
Advances to suppliers and creditors, Current	33,079,980	43,102,611
Compensation for central claims Tarapaca and Bocamina, current		5,360,345
Others, Current	6,249,750	7,652,673
Other receivables, Current	51,137,744	69,371,881
Accounts receivable from employees, Non-current	2,522,560	4,442,878
Advances to suppliers and creditors, Non-current	514,119	909,661
Others, Non-current	4,769	14,215
Other receivables, Non-current	$ 3,041,448	$ 5,366,754